N-4	May 01, 2026
Prospectus:
Document Type	EX-99.4R HISTORIC
Entity Registrant Name	EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA
Entity Central Index Key	0002038891
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2025
Amendment Flag	false
Non-variable Annuities [Line Items]
Non-variable Annuities [Text Block]
HISTORICAL CURRENT LIMITS on INDEX GAINS
For The Year Ended December 31, 2025
Investment Edge 21 B Shares

	01/02/2025	01/16/2025	02/06/2025	02/20/2025	03/06/2025	03/20/2025	04/03/2025	04/17/2025	05/01/2025	05/15/2025	06/05/2025	06/18/2025
Russell 2000 Step Up 1 Yr -10% Buffer	14	14	14	14	14	15.3	15.3	18.3	18.3	16	14.5	14.5
Russell 2000 Standard 1 Year -40% Buffer	11	11	10.5	10.5	10.5	11	11	12	12	11	10	10
MSCI EAFE Dual Step Up 1 Yr -10% Buffer	8	8	8	8	8	8	8	10.5	10.5	9	8	8
MSCI EAFE Dual Direction 1 Year -20% Buffer	6	6	6	6	6	6	6	8	8	5.5	5.5	5.5
S&P 500 Dual Step Up 1 Yr -20% Buffer	6.5	6.5	6.5	6.5	6.5	7	7	8.5	8.5	7.5	7	7
NASDAQ 100 Step Up 1 Year -15% Buffer	11.2	11.2	11.2	11.2	11.2	12.5	12.5	15	15	13.5	12	12
Russell 2000 Dual Direction 5 Year -10% Buffer	800	800	800	800	800	800	800	800	800	800	800	800
MSCI EAFE Dual Direction 5 Year -15% Buffer	600	600	600	600	600	600	600	600	600	600	600	600
NASDAQ 100 Standard 1 Year -40% Buffer	10	10	9.5	9.5	9.5	10	10	11	11	10	9.5	9.5
S&P 500 Dual Direction 1 Year -20% Buffer	7	7	6.5	6.5	6.5	7	7	9	9	7.5	7	7
NASDAQ 100 Dual Direction 1 Year -15% Buffer	11	11	11	11	11	12.5	12.5	15.5	15.5	14	12.5	12.5
Russell 2000 Standard 1 Year -10% Buffer	23.5	23.5	22.5	22.5	22.5	23.5	23.5	27	27	26	24	24
Russell 2000 Step Up 5 Year -10% Buffer	54	54	54	54	54	54	54	54	54	54	54	54
MSCI EAFE Standard 5 Year -10% Buffer	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
S&P 500 Standard 5 Year -10% Buffer	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped

	01/02/2025	01/16/2025	02/06/2025	02/20/2025	03/06/2025	03/20/2025	04/03/2025	04/17/2025	05/01/2025	05/15/2025	06/05/2025	06/18/2025
NASDAQ 100 Dual Direction 1 Year -20% Buffer	7.5	7.5	7.5	7.5	7.5	8.5	8.5	10.5	10.5	9	8.5	8.5
NASDAQ 100 Standard 5 Year -20% Buffer	110	110	110	110	110	110	110	110	110	110	110	110
S&P 500 Step Up 1 Year -15% Buffer	9.2	9.2	9.2	9.2	9.2	10.5	10.5	13	13	11.5	10.5	10.5
S&P 500 Standard 1 Year -10% Buffer	16	16	15.5	15.5	15.5	16.5	16.5	20	20	19	17.5	17.5
Russell 2000 Dual Direction 5 Year -15% Buffer	600	600	600	600	600	600	600	600	600	600	600	600
S&P 500 Dual Step Up 1 Yr -10% Buffer	8.5	8.5	8.5	8.5	8.5	9.5	9.5	12	12	11	10	10
MSCI EAFE Standard 1 Year -10% Buffer	35	35	35	35	35	30	30	33.5	33.5	29	26	26
MSCI EM Standard 1 Year -15% Buffer	19	19	19	19	19	15	15	17.5	17.5	17.5	17.5	17.5
S&P 500 Step Up 5 Year -10% Buffer	45	45	45	45	45	45	45	45	45	45	45	45
NASDAQ 100 Standard 5 Year -15% Buffer	500	500	500	500	500	500	500	500	500	500	500	500
Russell 2000 Standard 1 Year -20% Buffer	15	15	14	14	14	15	15	17	17	16.5	15	15
MSCI EAFE Dual Direction 5 Year -10% Buffer	800	800	800	800	800	800	800	800	800	800	800	800
MSCI EAFE Standard 1 Year -15% Buffer	18	18	18	18	18	18	18	20.5	20.5	17.5	14.5	14.5
MSCI EAFE Dual Direction 1 Year -15% Buffer	9	9	9	9	9	9	9	12	12	9.5	8	8
NASDAQ 100 Dual Step Up 1 Yr -15% Buffer	8.2	8.2	8.2	8.2	8.2	9.2	9.2	11.2	11.2	10.2	9.2	9.2

	01/02/2025	01/16/2025	02/06/2025	02/20/2025	03/06/2025	03/20/2025	04/03/2025	04/17/2025	05/01/2025	05/15/2025	06/05/2025	06/18/2025
S&P 500 Dual Direction 5 Year -15% Buffer	500	500	500	500	500	500	500	500	500	500	500	500
NASDAQ 100 Standard 1 Year -10% Buffer	20	20	19	19	19	20	20	23.5	23.5	22.5	21	21
Russell 2000 Standard 1 Year -15% Buffer	18	18	17	17	17	18	18	20.5	20.5	19.5	18	18
NASDAQ 100 Dual Direction 5 Year -10% Buffer	270	270	270	270	270	270	270	270	270	270	270	270
NASDAQ 100 Step Up 5 Year -10% Buffer	50	50	50	50	50	50	50	50	50	50	50	50
S&P 500 Standard 5 Year -15% Buffer	750	750	750	750	750	750	750	750	750	750	750	750
MSCI EAFE Standard 1 Year -20% Buffer	14	14	14	14	14	14	14	16	16	13.5	12	12
NASDAQ 100 Dual Direction 1 Year -10% Buffer	16	16	15.5	15.5	15.5	17	17	20.5	20.5	19.5	18	18
S&P 500 Standard 5 Year -20% Buffer	500	500	500	500	500	500	500	500	500	500	500	500
NASDAQ 100 Step Up 1 Year -10% Buffer	12.5	12.5	12.5	12.5	12.5	13.8	13.8	16.8	16.8	15.3	13.5	13.5
Russell 2000 Dual Direction 1 Year -10% Buffer	18	18	17	17	17	18.5	18.5	22	22	21	19	19
NASDAQ 100 Standard 5 Year -10% Buffer	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
MSCI EAFE Standard 1 Year -40% Buffer	10	10	10	10	10	10	10	11	11	9.5	8.5	8.5
S&P 500 Dual Direction 5 Year -20% Buffer	150	150	125	100	100	100	100	100	100	100	100	100
Russell 2000 Dual Step Up 1 Yr -15% Buffer	8.8	8.8	8.5	8.5	8.5	9.5	9.5	11.5	11.5	10	9	9

	01/02/2025	01/16/2025	02/06/2025	02/20/2025	03/06/2025	03/20/2025	04/03/2025	04/17/2025	05/01/2025	05/15/2025	06/05/2025	06/18/2025
Russell 2000 Dual Direction 5 Year -20% Buffer	125	125	115	115	115	115	115	115	115	115	115	115
NASDAQ 100 Standard 1 Year -15% Buffer	16	16	15	15	15	16	16	18.5	18.5	17.5	16.5	16.5
S&P 500 Growth Multiplier 1 Year -0% Buffer	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
NASDAQ 100 Dual Direction 5 Year -20% Buffer	85	85	85	85	85	85	85	85	85	85	85	85
S&P 500 Dual Direction 1 Year -10% Buffer	12.5	12.5	12	12	12	13	13	16.5	16.5	15.5	14	14
S&P 500 Dual Step Up 1 Yr -15% Buffer	7.2	7.2	7.2	7.2	7.2	8	8	10	10	9	8.5	8.5
S&P 500 Standard 1 Year -40% Buffer	8.5	8.5	8.5	8.5	8.5	9	9	10	10	9	8.5	8.5
MSCI EAFE Dual Direction 5 Year -20% Buffer	400	400	400	400	400	400	400	400	400	400	400	400
MSCI EAFE Dual Step Up 1 Yr -20% Buffer	6	6	6	6	6	6	6	7.5	7.5	6	5.5	5.5
MSCI EM Standard 1 Year -10% Buffer	28	28	28	28	28	25	25	28.5	28.5	28.5	28.5	28.5
Russell 2000 Standard 5 Year -10% Buffer	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
S&P 500 Step Up 1 Yr -10% Buffer	10.2	10.2	10.2	10.2	10.2	11.5	11.5	14.5	14.5	13	11.5	11.5
NASDAQ 100 Dual Step Up 1 Yr -20% Buffer	7	7	7	7	7	7.5	7.5	9	9	8.5	8	8
S&P 500 Growth Multiplier 5 Year -0% Buffer	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
NASDAQ 100 Standard 1 Year -20% Buffer	13.5	13.5	13	13	13	14	14	16	16	15	14	14

	01/02/2025	01/16/2025	02/06/2025	02/20/2025	03/06/2025	03/20/2025	04/03/2025	04/17/2025	05/01/2025	05/15/2025	06/05/2025	06/18/2025
Russell 2000 Dual Step Up 1 Yr -20% Buffer	7.5	7.5	7.5	7.2	7.2	7.7	7.7	9.2	9.2	8.5	8	8
NASDAQ 100 Dual Step Up 1 Yr -10% Buffer	10	10	10	10	10	11	11	13.7	13.7	12.7	11.5	11.5
MSCI EAFE Dual Direction 1 Year -10% Buffer	17	17	17	16	16	16	16	19.5	19.5	17	15	15
MSCI EAFE Step Up 1 Year -15% Buffer	9	9	9	9	9	9	9	11.5	11.5	10	9	9
S&P 500 Dual Direction 5 Year -10% Buffer	700	700	700	700	700	700	700	700	700	700	700	700
S&P 500 Standard 1 Year -15% Buffer	13	13	12.5	12.5	12.5	13.5	13.5	16	16	15	14	14
NASDAQ 100 Dual Direction 5 Year -15% Buffer	105	105	105	105	105	105	105	105	105	105	105	105
MSCI EAFE Dual Step Up 1 Yr -15% Buffer	6.8	6.8	6.8	6.8	6.8	6.8	6.8	8.8	8.8	7.5	6.5	6.5
MSCI EAFE Standard 5 Year -15% Buffer	750	750	750	750	750	750	750	750	750	750	750	750
Russell 2000 Step Up 1 Year -15% Buffer	12	12	11.7	11.7	11.7	13	13	15.5	15.5	14	13	13
Russell 2000 Dual Direction 1 Year -20% Buffer	7.5	7.5	7	7	7	8	8	10	10	8.5	7.5	7.5
Russell 2000 Dual Direction 1 Year -15% Buffer	12	12	11	11	11	12.5	12.5	15.5	15.5	14	13	13
Russell 2000 Standard 5 Year -20% Buffer	500	500	500	500	500	500	500	500	500	500	500	500
Russell 2000 Dual Step Up 1 Yr -10% Buffer	11	11	10.5	10.5	10.5	11.5	11.5	14.2	14.2	12.5	11.5	11.5
S&P 500 Standard 1 Year -20% Buffer	11.5	11.5	11	11	11	12	12	14	14	13	12	12

	01/02/2025	01/16/2025	02/06/2025	02/20/2025	03/06/2025	03/20/2025	04/03/2025	04/17/2025	05/01/2025	05/15/2025	06/05/2025	06/18/2025
MSCI EAFE Step Up 1 Yr -10% Buffer	10.2	10.2	10.2	10.2	10.2	10.2	10.2	13.2	13.2	11.5	9.5	9.5
MSCI EAFE Step Up 5 Year -10% Buffer	45	45	45	45	45	45	45	45	45	45	45	45
S&P 500 Dual Direction 1 Year -15% Buffer	9	9	8.5	8.5	8.5	9.5	9.5	12.5	12.5	11	10	10
MSCI EAFE Standard 5 Year -20% Buffer	650	650	650	650	650	650	650	650	650	650	650	650
Russell 2000 Standard 5 Year -15% Buffer	750	750	750	750	750	750	750	750	750	750	750	750

	07/03/2025	07/17/2025	08/07/2025	08/21/2025	09/04/2025	09/18/2025	10/02/2025	10/16/2025	11/06/2025	11/20/2025	12/04/2025
Russell 2000 Step Up 1 Yr -10% Buffer	14	14	14	14	14	13.5	13.5	13.5	14.5	14.5	14.5
Russell 2000 Standard 1 Year -40% Buffer	10	10	10	10	10	10	10	10	10	10	10
MSCI EAFE Dual Step Up 1 Yr -10% Buffer	8	8	8	8	8	8	8	8	8	7.5	7.5
MSCI EAFE Dual Direction 1 Year -20% Buffer	5.5	5.5	5.5	5.5	5.5	5.5	5.5	5.5	5.5	5.5	5.5
S&P 500 Dual Step Up 1 Yr -20% Buffer	7	7	7	6.5	6.5	6.5	6.5	6.5	6.5	7	7
NASDAQ 100 Step Up 1 Year -15% Buffer	11.5	11.5	11.5	10.5	10.5	10.5	10.5	10.5	11.5	11.5	11.5
Russell 2000 Dual Direction 5 Year -10% Buffer	800	800	800	800	800	800	800	800	800	800	800
MSCI EAFE Dual Direction 5 Year -15% Buffer	600	600	600	600	600	600	600	600	600	600	600
NASDAQ 100 Standard 1 Year -40% Buffer	9.5	9.5	9.5	9	9	8	8	8	9	9	9
S&P 500 Dual Direction 1 Year -20% Buffer	7	7	7	7	7	6	6	6	6.5	7	7
NASDAQ 100 Dual Direction 1 Year -15% Buffer	12	12	12	11	11	10.5	10.5	10.5	11	11.5	11.5
Russell 2000 Standard 1 Year -10% Buffer	24	24	24	24	24	23	23	23	24	24	24
Russell 2000 Step Up 5 Year -10% Buffer	54	54	54	54	54	54	54	54	54	54	54
MSCI EAFE Standard 5 Year -10% Buffer	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
S&P 500 Standard 5 Year -10% Buffer	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped

	07/03/2025	07/17/2025	08/07/2025	08/21/2025	09/04/2025	09/18/2025	10/02/2025	10/16/2025	11/06/2025	11/20/2025	12/04/2025
NASDAQ 100 Dual Direction 1 Year -20% Buffer	8	8	8	7.5	7.5	7	7	7	7.5	8	8
NASDAQ 100 Standard 5 Year -20% Buffer	110	110	110	110	110	110	110	110	100	100	100
S&P 500 Step Up 1 Year -15% Buffer	10	10	10	9	9	9	9	9	9.5	10	10
S&P 500 Standard 1 Year -10% Buffer	17	17	17	17	17	15.5	15.5	15.5	16.5	17.5	17.5
Russell 2000 Dual Direction 5 Year -15% Buffer	600	600	600	600	600	600	600	600	600	600	600
S&P 500 Dual Step Up 1 Yr -10% Buffer	9.5	9.5	9.5	8.5	8.5	8.5	8.5	8.5	9	9.5	9.5
MSCI EAFE Standard 1 Year -10% Buffer	26	26	26	26	26	20	20	20	20	20	20
MSCI EM Standard 1 Year -15% Buffer	17.5	17.5	17.5	17.5	17.5	17.5	17.5	17.5	17.5	17.5	17.5
S&P 500 Step Up 5 Year -10% Buffer	45	45	45	45	45	45	45	45	45	45	45
NASDAQ 100 Standard 5 Year -15% Buffer	500	500	500	500	500	500	500	500	200	200	200
Russell 2000 Standard 1 Year -20% Buffer	15	15	15	15	15	14.5	14.5	14.5	15	15	15
MSCI EAFE Dual Direction 5 Year -10% Buffer	800	800	800	800	800	800	800	800	800	800	800
MSCI EAFE Standard 1 Year -15% Buffer	14.5	14.5	14.5	14.5	14.5	14.5	14.5	14.5	14.5	14.5	14.5
MSCI EAFE Dual Direction 1 Year -15% Buffer	8	8	8	8	8	8	8	8	8	8	8
NASDAQ 100 Dual Step Up 1 Yr -15% Buffer	8.7	8.7	8.7	8.2	8.2	8	8	8	8.5	9	9

	07/03/2025	07/17/2025	08/07/2025	08/21/2025	09/04/2025	09/18/2025	10/02/2025	10/16/2025	11/06/2025	11/20/2025	12/04/2025
S&P 500 Dual Direction 5 Year -15% Buffer	500	500	500	500	500	500	500	500	300	300	300
NASDAQ 100 Standard 1 Year -10% Buffer	20	20	20	19	19	18	18	18	19	20	20
Russell 2000 Standard 1 Year -15% Buffer	18	18	18	18	18	17	17	17	18	18	18
NASDAQ 100 Dual Direction 5 Year -10% Buffer	270	270	270	270	270	270	270	270	150	150	150
NASDAQ 100 Step Up 5 Year -10% Buffer	50	50	50	50	50	50	50	50	50	50	50
S&P 500 Standard 5 Year -15% Buffer	750	750	750	750	750	750	750	750	750	750	750
MSCI EAFE Standard 1 Year -20% Buffer	12	12	12	12	12	12	12	12	12	12	12
NASDAQ 100 Dual Direction 1 Year -10% Buffer	17	17	17	15.5	15.5	14.5	14.5	14.5	15.5	16.5	16.5
S&P 500 Standard 5 Year -20% Buffer	500	500	500	500	500	500	500	500	250	250	250
NASDAQ 100 Step Up 1 Year -10% Buffer	13	13	13	12	12	12	12	12	13	13.5	13.5
Russell 2000 Dual Direction 1 Year -10% Buffer	18	18	18	18	18	17.5	17.5	17.5	18.5	19	19
NASDAQ 100 Standard 5 Year -10% Buffer	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
MSCI EAFE Standard 1 Year -40% Buffer	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5
S&P 500 Dual Direction 5 Year -20% Buffer	100	100	100	100	100	80	80	80	70	70	70
Russell 2000 Dual Step Up 1 Yr -15% Buffer	9	9	9	9	9	8.5	8.5	8.5	9	9	9

	07/03/2025	07/17/2025	08/07/2025	08/21/2025	09/04/2025	09/18/2025	10/02/2025	10/16/2025	11/06/2025	11/20/2025	12/04/2025
Russell 2000 Dual Direction 5 Year -20% Buffer	115	115	115	115	115	115	115	115	115	115	115
NASDAQ 100 Standard 1 Year -15% Buffer	16	16	16	15	15	14	14	14	15.5	16.5	16.5
S&P 500 Growth Multiplier 1 Year -0% Buffer	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
NASDAQ 100 Dual Direction 5 Year -20% Buffer	85	85	85	85	85	85	85	85	80	80	80
S&P 500 Dual Direction 1 Year -10% Buffer	13	13	13	13	13	12	12	12	13	14	14
S&P 500 Dual Step Up 1 Yr -15% Buffer	8	8	8	7.5	7.5	7.5	7.5	7.5	7.5	8	8
S&P 500 Standard 1 Year -40% Buffer	8.5	8.5	8.5	8.5	8.5	7.5	7.5	7.5	8	8	8
MSCI EAFE Dual Direction 5 Year -20% Buffer	400	400	400	400	400	400	400	400	400	400	400
MSCI EAFE Dual Step Up 1 Yr -20% Buffer	5.5	5.5	5.5	5.5	5.5	5.5	5.5	5.5	5.5	5.5	5.5
MSCI EM Standard 1 Year -10% Buffer	28.5	28.5	28.5	28.5	28.5	28.5	28.5	28.5	26.5	26.5	26.5
Russell 2000 Standard 5 Year -10% Buffer	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
S&P 500 Step Up 1 Yr -10% Buffer	11	11	11	10	10	10	10	10	11	11.5	11.5
NASDAQ 100 Dual Step Up 1 Yr -20% Buffer	7.5	7.5	7.5	7.5	7.5	7	7	7	7.5	7.5	7.5
S&P 500 Growth Multiplier 5 Year -0% Buffer	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
NASDAQ 100 Standard 1 Year -20% Buffer	13.5	13.5	13.5	12.5	12.5	11.5	11.5	11.5	13	14	14

	07/03/2025	07/17/2025	08/07/2025	08/21/2025	09/04/2025	09/18/2025	10/02/2025	10/16/2025	11/06/2025	11/20/2025	12/04/2025
Russell 2000 Dual Step Up 1 Yr -20% Buffer	7.5	7.5	7.5	7.5	7.5	7	7	7	7.5	7.5	7.5
NASDAQ 100 Dual Step Up 1 Yr -10% Buffer	11	11	11	10	10	10	10	10	10.5	11	11
MSCI EAFE Dual Direction 1 Year -10% Buffer	15	15	15	15	15	13	13	13	13	13	13
MSCI EAFE Step Up 1 Year -15% Buffer	9	9	9	8.5	8.5	8.5	8.5	8.5	9	9	9
S&P 500 Dual Direction 5 Year -10% Buffer	700	700	700	700	700	700	700	700	700	700	700
S&P 500 Standard 1 Year -15% Buffer	13	13	13	13	13	12	12	12	13	14	14
NASDAQ 100 Dual Direction 5 Year -15% Buffer	105	105	105	105	105	105	105	105	100	100	100
MSCI EAFE Dual Step Up 1 Yr -15% Buffer	6.5	6.5	6.5	6.5	6.5	6.5	6.5	6.5	6.5	6.5	6.5
MSCI EAFE Standard 5 Year -15% Buffer	750	750	750	750	750	750	750	750	750	750	750
Russell 2000 Step Up 1 Year -15% Buffer	12.5	12.5	12.5	12.5	12.5	11.5	11.5	11.5	12.5	13	13
Russell 2000 Dual Direction 1 Year -20% Buffer	7.5	7.5	7.5	7.5	7.5	7	7	7	7.5	7.5	7.5
Russell 2000 Dual Direction 1 Year -15% Buffer	12	12	12	12	12	11.5	11.5	11.5	12	12.5	12.5
Russell 2000 Standard 5 Year -20% Buffer	500	500	500	500	500	500	500	500	500	500	500
Russell 2000 Dual Step Up 1 Yr -10% Buffer	11	11	11	11	11	10.5	10.5	10.5	11	11	11
S&P 500 Standard 1 Year -20% Buffer	11	11	11	11	11	10.5	10.5	10.5	11	11.5	11.5

	07/03/2025	07/17/2025	08/07/2025	08/21/2025	09/04/2025	09/18/2025	10/02/2025	10/16/2025	11/06/2025	11/20/2025	12/04/2025
MSCI EAFE Step Up 1 Yr -10% Buffer	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5	10	10	10
MSCI EAFE Step Up 5 Year -10% Buffer	45	45	45	45	45	45	45	45	45	45	45
S&P 500 Dual Direction 1 Year -15% Buffer	9.5	9.5	9.5	9.5	9.5	8.5	8.5	8.5	9.5	10	10
MSCI EAFE Standard 5 Year -20% Buffer	650	650	650	650	650	650	650	650	650	650	650
Russell 2000 Standard 5 Year -15% Buffer	750	750	750	750	750	750	750	750	750	750	750

	01/02/2025	01/16/2025	02/06/2025	02/20/2025	03/06/2025	03/20/2025	04/03/2025	04/17/2025	05/01/2025	05/15/2025	06/05/2025	06/18/2025
Russell 2000 Step Up 1 Yr -10% Buffer	14	14	14	14	14	15.3	15.3	18.3	18.3	16	14.5	14.5
Russell 2000 Standard 1 Year -40% Buffer	11	11	10.5	10.5	10.5	11	11	12	12	11	10	10
MSCI EAFE Dual Step Up 1 Yr -10% Buffer	8	8	8	8	8	8	8	10.5	10.5	9	8	8
MSCI EAFE Dual Direction 1 Year -20% Buffer	6	6	6	6	6	6	6	8	8	5.5	5.5	5.5
S&P 500 Dual Step Up 1 Yr -20% Buffer	6.5	6.5	6.5	6.5	6.5	7	7	8.5	8.5	7.5	7	7
NASDAQ 100 Step Up 1 Year -15% Buffer	11.2	11.2	11.2	11.2	11.2	12.5	12.5	15	15	13.5	12	12
Russell 2000 Dual Direction 5 Year -10% Buffer	800	800	800	800	800	800	800	800	800	800	800	800
MSCI EAFE Dual Direction 5 Year -15% Buffer	600	600	600	600	600	600	600	600	600	600	600	600
NASDAQ 100 Standard 1 Year -40% Buffer	10	10	9.5	9.5	9.5	10	10	11	11	10	9.5	9.5
S&P 500 Dual Direction 1 Year -20% Buffer	7	7	6.5	6.5	6.5	7	7	9	9	7.5	7	7
NASDAQ 100 Dual Direction 1 Year -15% Buffer	11	11	11	11	11	12.5	12.5	15.5	15.5	14	12.5	12.5
Russell 2000 Standard 1 Year -10% Buffer	23.5	23.5	22.5	22.5	22.5	23.5	23.5	27	27	26	24	24
Russell 2000 Step Up 5 Year -10% Buffer	54	54	54	54	54	54	54	54	54	54	54	54
MSCI EAFE Standard 5 Year -10% Buffer	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
S&P 500 Standard 5 Year -10% Buffer	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped

	01/02/2025	01/16/2025	02/06/2025	02/20/2025	03/06/2025	03/20/2025	04/03/2025	04/17/2025	05/01/2025	05/15/2025	06/05/2025	06/18/2025
NASDAQ 100 Dual Direction 1 Year -20% Buffer	7.5	7.5	7.5	7.5	7.5	8.5	8.5	10.5	10.5	9	8.5	8.5
NASDAQ 100 Standard 5 Year -20% Buffer	110	110	110	110	110	110	110	110	110	110	110	110
S&P 500 Step Up 1 Year -15% Buffer	9.2	9.2	9.2	9.2	9.2	10.5	10.5	13	13	11.5	10.5	10.5
S&P 500 Standard 1 Year -10% Buffer	16	16	15.5	15.5	15.5	16.5	16.5	20	20	19	17.5	17.5
Russell 2000 Dual Direction 5 Year -15% Buffer	600	600	600	600	600	600	600	600	600	600	600	600
S&P 500 Dual Step Up 1 Yr -10% Buffer	8.5	8.5	8.5	8.5	8.5	9.5	9.5	12	12	11	10	10
MSCI EAFE Standard 1 Year -10% Buffer	35	35	35	35	35	30	30	33.5	33.5	29	26	26
MSCI EM Standard 1 Year -15% Buffer	19	19	19	19	19	15	15	17.5	17.5	17.5	17.5	17.5
S&P 500 Step Up 5 Year -10% Buffer	45	45	45	45	45	45	45	45	45	45	45	45
NASDAQ 100 Standard 5 Year -15% Buffer	Uncapped	500	500	500	500	500	500	500	500	500	500	500
Russell 2000 Standard 1 Year -20% Buffer	15	15	14	14	14	15	15	17	17	16.5	15	15
MSCI EAFE Dual Direction 5 Year -10% Buffer	800	800	800	800	800	800	800	800	800	800	800	800
MSCI EAFE Standard 1 Year -15% Buffer	18	18	18	18	18	18	18	20.5	20.5	17.5	14.5	14.5
MSCI EAFE Dual Direction 1 Year -15% Buffer	9	9	9	9	9	9	9	12	12	9.5	8	8
NASDAQ 100 Dual Step Up 1 Yr -15% Buffer	8.2	8.2	8.2	8.2	8.2	9.2	9.2	11.2	11.2	10.2	9.2	9.2

	01/02/2025	01/16/2025	02/06/2025	02/20/2025	03/06/2025	03/20/2025	04/03/2025	04/17/2025	05/01/2025	05/15/2025	06/05/2025	06/18/2025
S&P 500 Dual Direction 5 Year -15% Buffer	500	500	500	500	500	500	500	500	500	500	500	500
NASDAQ 100 Standard 1 Year -10% Buffer	20	20	19	19	19	20	20	23.5	23.5	22.5	21	21
Russell 2000 Standard 1 Year -15% Buffer	18	18	17	17	17	18	18	20.5	20.5	19.5	18	18
NASDAQ 100 Dual Direction 5 Year -10% Buffer	270	270	270	270	270	270	270	270	270	270	270	270
NASDAQ 100 Step Up 5 Year -10% Buffer	50	50	50	50	50	50	50	50	50	50	50	50
S&P 500 Standard 5 Year -15% Buffer	750	750	750	750	750	750	750	750	750	750	750	750
MSCI EAFE Standard 1 Year -20% Buffer	14	14	14	14	14	14	14	16	16	13.5	12	12
NASDAQ 100 Dual Direction 1 Year -10% Buffer	16	16	15.5	15.5	15.5	17	17	20.5	20.5	19.5	18	18
S&P 500 Standard 5 Year -20% Buffer	500	500	500	500	500	500	500	500	500	500	500	500
NASDAQ 100 Step Up 1 Year -10% Buffer	12.5	12.5	12.5	12.5	12.5	13.8	13.8	16.8	16.8	15.3	13.5	13.5
Russell 2000 Dual Direction 1 Year -10% Buffer	18	18	17	17	17	18.5	18.5	22	22	21	19	19
NASDAQ 100 Standard 5 Year -10% Buffer	500	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
MSCI EAFE Standard 1 Year -40% Buffer	10	10	10	10	10	10	10	11	11	9.5	8.5	8.5
S&P 500 Dual Direction 5 Year -20% Buffer	150	150	125	100	100	100	100	100	100	100	100	100
Russell 2000 Dual Step Up 1 Yr -15% Buffer	8.8	8.8	8.5	8.5	8.5	9.5	9.5	11.5	11.5	10	9	9

	01/02/2025	01/16/2025	02/06/2025	02/20/2025	03/06/2025	03/20/2025	04/03/2025	04/17/2025	05/01/2025	05/15/2025	06/05/2025	06/18/2025
Russell 2000 Dual Direction 5 Year -20% Buffer	125	125	115	115	115	115	115	115	115	115	115	115
NASDAQ 100 Standard 1 Year -15% Buffer	16	16	15	15	15	16	16	18.5	18.5	17.5	16.5	16.5
S&P 500 Growth Multiplier 1 Year -0% Buffer	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
NASDAQ 100 Dual Direction 5 Year -20% Buffer	85	85	85	85	85	85	85	85	85	85	85	85
S&P 500 Dual Direction 1 Year -10% Buffer	12.5	12.5	12	12	12	13	13	16.5	16.5	15.5	14	14
S&P 500 Dual Step Up 1 Yr -15% Buffer	7.2	7.2	7.2	7.2	7.2	8	8	10	10	9	8.5	8.5
S&P 500 Standard 1 Year -40% Buffer	8.5	8.5	8.5	8.5	8.5	9	9	10	10	9	8.5	8.5
MSCI EAFE Dual Direction 5 Year -20% Buffer	400	400	400	400	400	400	400	400	400	400	400	400
MSCI EAFE Dual Step Up 1 Yr -20% Buffer	6	6	6	6	6	6	6	7.5	7.5	6	5.5	5.5
MSCI EM Standard 1 Year -10% Buffer	28	28	28	28	28	25	25	28.5	28.5	28.5	28.5	28.5
Russell 2000 Standard 5 Year -10% Buffer	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
S&P 500 Step Up 1 Yr -10% Buffer	10.2	10.2	10.2	10.2	10.2	11.5	11.5	14.5	14.5	13	11.5	11.5
NASDAQ 100 Dual Step Up 1 Yr -20% Buffer	7	7	7	7	7	7.5	7.5	9	9	8.5	8	8
S&P 500 Growth Multiplier 5 Year -0% Buffer	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
NASDAQ 100 Standard 1 Year -20% Buffer	13.5	13.5	13	13	13	14	14	16	16	15	14	14

	01/02/2025	01/16/2025	02/06/2025	02/20/2025	03/06/2025	03/20/2025	04/03/2025	04/17/2025	05/01/2025	05/15/2025	06/05/2025	06/18/2025
Russell 2000 Dual Step Up 1 Yr -20% Buffer	7.5	7.5	7.5	7.2	7.2	7.7	7.7	9.2	9.2	8.5	8	8
NASDAQ 100 Dual Step Up 1 Yr -10% Buffer	10	10	10	10	10	11	11	13.7	13.7	12.7	11.5	11.5
MSCI EAFE Dual Direction 1 Year -10% Buffer	17	17	17	16	16	16	16	19.5	19.5	17	15	15
MSCI EAFE Step Up 1 Year -15% Buffer	9	9	9	9	9	9	9	11.5	11.5	10	9	9
S&P 500 Dual Direction 5 Year -10% Buffer	700	700	700	700	700	700	700	700	700	700	700	700
S&P 500 Standard 1 Year -15% Buffer	13	13	12.5	12.5	12.5	13.5	13.5	16	16	15	14	14
NASDAQ 100 Dual Direction 5 Year -15% Buffer	105	105	105	105	105	105	105	105	105	105	105	105
MSCI EAFE Dual Step Up 1 Yr -15% Buffer	6.8	6.8	6.8	6.8	6.8	6.8	6.8	8.8	8.8	7.5	6.5	6.5
MSCI EAFE Standard 5 Year -15% Buffer	750	750	750	750	750	750	750	750	750	750	750	750
Russell 2000 Step Up 1 Year -15% Buffer	12	12	11.7	11.7	11.7	13	13	15.5	15.5	14	13	13
Russell 2000 Dual Direction 1 Year -20% Buffer	7.5	7.5	7	7	7	8	8	10	10	8.5	7.5	7.5
Russell 2000 Dual Direction 1 Year -15% Buffer	12	12	11	11	11	12.5	12.5	15.5	15.5	14	13	13
Russell 2000 Standard 5 Year -20% Buffer	500	500	500	500	500	500	500	500	500	500	500	500
Russell 2000 Dual Step Up 1 Yr -10% Buffer	11	11	10.5	10.5	10.5	11.5	11.5	14.2	14.2	12.5	11.5	11.5
S&P 500 Standard 1 Year -20% Buffer	11.5	11.5	11	11	11	12	12	14	14	13	12	12

	01/02/2025	01/16/2025	02/06/2025	02/20/2025	03/06/2025	03/20/2025	04/03/2025	04/17/2025	05/01/2025	05/15/2025	06/05/2025	06/18/2025
MSCI EAFE Step Up 1 Yr -10% Buffer	10.2	10.2	10.2	10.2	10.2	10.2	10.2	13.2	13.2	11.5	9.5	9.5
MSCI EAFE Step Up 5 Year -10% Buffer	45	45	45	45	45	45	45	45	45	45	45	45
S&P 500 Dual Direction 1 Year -15% Buffer	9	9	8.5	8.5	8.5	9.5	9.5	12.5	12.5	11	10	10
MSCI EAFE Standard 5 Year -20% Buffer	650	650	650	650	650	650	650	650	650	650	650	650
Russell 2000 Standard 5 Year -15% Buffer	750	750	750	750	750	750	750	750	750	750	750	750

	07/03/2025	07/17/2025	08/07/2025	08/21/2025	09/04/2025	09/18/2025	10/02/2025	10/16/2025	11/06/2025	11/20/2025	12/04/2025
Russell 2000 Step Up 1 Yr -10% Buffer	14	14	14	14	14	13.5	13.5	13.5	14.5	14.5	14.5
Russell 2000 Standard 1 Year -40% Buffer	10	10	10	10	10	10	10	10	10	10	10
MSCI EAFE Dual Step Up 1 Yr -10% Buffer	8	8	8	8	8	8	8	8	8	7.5	7.5
MSCI EAFE Dual Direction 1 Year -20% Buffer	5.5	5.5	5.5	5.5	5.5	5.5	5.5	5.5	5.5	5.5	5.5
S&P 500 Dual Step Up 1 Yr -20% Buffer	7	7	7	6.5	6.5	6.5	6.5	6.5	6.5	7	7
NASDAQ 100 Step Up 1 Year -15% Buffer	11.5	11.5	11.5	10.5	10.5	10.5	10.5	10.5	11.5	11.5	11.5
Russell 2000 Dual Direction 5 Year -10% Buffer	800	800	800	800	800	800	800	800	800	800	800
MSCI EAFE Dual Direction 5 Year -15% Buffer	600	600	600	600	600	600	600	600	600	600	600
NASDAQ 100 Standard 1 Year -40% Buffer	9.5	9.5	9.5	9	9	8	8	8	9	9	9
S&P 500 Dual Direction 1 Year -20% Buffer	7	7	7	7	7	6	6	6	6.5	7	7
NASDAQ 100 Dual Direction 1 Year -15% Buffer	12	12	12	11	11	10.5	10.5	10.5	11	11.5	11.5
Russell 2000 Standard 1 Year -10% Buffer	24	24	24	24	24	23	23	23	24	24	24
Russell 2000 Step Up 5 Year -10% Buffer	54	54	54	54	54	54	54	54	54	54	54
MSCI EAFE Standard 5 Year -10% Buffer	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
S&P 500 Standard 5 Year -10% Buffer	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped

	07/03/2025	07/17/2025	08/07/2025	08/21/2025	09/04/2025	09/18/2025	10/02/2025	10/16/2025	11/06/2025	11/20/2025	12/04/2025
NASDAQ 100 Dual Direction 1 Year -20% Buffer	8	8	8	7.5	7.5	7	7	7	7.5	8	8
NASDAQ 100 Standard 5 Year -20% Buffer	110	110	110	110	110	110	110	110	100	100	100
S&P 500 Step Up 1 Year -15% Buffer	10	10	10	9	9	9	9	9	9.5	10	10
S&P 500 Standard 1 Year -10% Buffer	17	17	17	17	17	15.5	15.5	15.5	16.5	17.5	17.5
Russell 2000 Dual Direction 5 Year -15% Buffer	600	600	600	600	600	600	600	600	600	600	600
S&P 500 Dual Step Up 1 Yr -10% Buffer	9.5	9.5	9.5	8.5	8.5	8.5	8.5	8.5	9	9.5	9.5
MSCI EAFE Standard 1 Year -10% Buffer	26	26	26	26	26	20	20	20	20	20	20
MSCI EM Standard 1 Year -15% Buffer	17.5	17.5	17.5	17.5	17.5	17.5	17.5	17.5	17.5	17.5	17.5
S&P 500 Step Up 5 Year -10% Buffer	45	45	45	45	45	45	45	45	45	45	45
NASDAQ 100 Standard 5 Year -15% Buffer	500	500	500	500	500	500	500	500	200	200	200
Russell 2000 Standard 1 Year -20% Buffer	15	15	15	15	15	14.5	14.5	14.5	15	15	15
MSCI EAFE Dual Direction 5 Year -10% Buffer	800	800	800	800	800	800	800	800	800	800	800
MSCI EAFE Standard 1 Year -15% Buffer	14.5	14.5	14.5	14.5	14.5	14.5	14.5	14.5	14.5	14.5	14.5
MSCI EAFE Dual Direction 1 Year -15% Buffer	8	8	8	8	8	8	8	8	8	8	8
NASDAQ 100 Dual Step Up 1 Yr -15% Buffer	8.7	8.7	8.7	8.2	8.2	8	8	8	8.5	9	9

	07/03/2025	07/17/2025	08/07/2025	08/21/2025	09/04/2025	09/18/2025	10/02/2025	10/16/2025	11/06/2025	11/20/2025	12/04/2025
S&P 500 Dual Direction 5 Year -15% Buffer	500	500	500	500	500	500	500	500	300	300	300
NASDAQ 100 Standard 1 Year -10% Buffer	20	20	20	19	19	18	18	18	19	20	20
Russell 2000 Standard 1 Year -15% Buffer	18	18	18	18	18	17	17	17	18	18	18
NASDAQ 100 Dual Direction 5 Year -10% Buffer	270	270	270	270	270	270	270	270	150	150	150
NASDAQ 100 Step Up 5 Year -10% Buffer	50	50	50	50	50	50	50	50	50	50	50
S&P 500 Standard 5 Year -15% Buffer	750	750	750	750	750	750	750	750	750	750	750
MSCI EAFE Standard 1 Year -20% Buffer	12	12	12	12	12	12	12	12	12	12	12
NASDAQ 100 Dual Direction 1 Year -10% Buffer	17	17	17	15.5	15.5	14.5	14.5	14.5	15.5	16.5	16.5
S&P 500 Standard 5 Year -20% Buffer	500	500	500	500	500	500	500	500	250	250	250
NASDAQ 100 Step Up 1 Year -10% Buffer	13	13	13	12	12	12	12	12	13	13.5	13.5
Russell 2000 Dual Direction 1 Year -10% Buffer	18	18	18	18	18	17.5	17.5	17.5	18.5	19	19
NASDAQ 100 Standard 5 Year -10% Buffer	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
MSCI EAFE Standard 1 Year -40% Buffer	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5
S&P 500 Dual Direction 5 Year -20% Buffer	100	100	100	100	100	80	80	80	70	70	70
Russell 2000 Dual Step Up 1 Yr -15% Buffer	9	9	9	9	9	8.5	8.5	8.5	9	9	9

	07/03/2025	07/17/2025	08/07/2025	08/21/2025	09/04/2025	09/18/2025	10/02/2025	10/16/2025	11/06/2025	11/20/2025	12/04/2025
Russell 2000 Dual Direction 5 Year -20% Buffer	115	115	115	115	115	115	115	115	115	115	115
NASDAQ 100 Standard 1 Year -15% Buffer	16	16	16	15	15	14	14	14	15.5	16.5	16.5
S&P 500 Growth Multiplier 1 Year -0% Buffer	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
NASDAQ 100 Dual Direction 5 Year -20% Buffer	85	85	85	85	85	85	85	85	80	80	80
S&P 500 Dual Direction 1 Year -10% Buffer	13	13	13	13	13	12	12	12	13	14	14
S&P 500 Dual Step Up 1 Yr -15% Buffer	8	8	8	7.5	7.5	7.5	7.5	7.5	7.5	8	8
S&P 500 Standard 1 Year -40% Buffer	8.5	8.5	8.5	8.5	8.5	7.5	7.5	7.5	8	8	8
MSCI EAFE Dual Direction 5 Year -20% Buffer	400	400	400	400	400	400	400	400	400	400	400
MSCI EAFE Dual Step Up 1 Yr -20% Buffer	5.5	5.5	5.5	5.5	5.5	5.5	5.5	5.5	5.5	5.5	5.5
MSCI EM Standard 1 Year -10% Buffer	28.5	28.5	28.5	28.5	28.5	28.5	28.5	28.5	26.5	26.5	26.5
Russell 2000 Standard 5 Year -10% Buffer	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
S&P 500 Step Up 1 Yr -10% Buffer	11	11	11	10	10	10	10	10	11	11.5	11.5
NASDAQ 100 Dual Step Up 1 Yr -20% Buffer	7.5	7.5	7.5	7.5	7.5	7	7	7	7.5	7.5	7.5
S&P 500 Growth Multiplier 5 Year -0% Buffer	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
NASDAQ 100 Standard 1 Year -20% Buffer	13.5	13.5	13.5	12.5	12.5	11.5	11.5	11.5	13	14	14

	07/03/2025	07/17/2025	08/07/2025	08/21/2025	09/04/2025	09/18/2025	10/02/2025	10/16/2025	11/06/2025	11/20/2025	12/04/2025
Russell 2000 Dual Step Up 1 Yr -20% Buffer	7.5	7.5	7.5	7.5	7.5	7	7	7	7.5	7.5	7.5
NASDAQ 100 Dual Step Up 1 Yr -10% Buffer	11	11	11	10	10	10	10	10	10.5	11	11
MSCI EAFE Dual Direction 1 Year -10% Buffer	15	15	15	15	15	13	13	13	13	13	13
MSCI EAFE Step Up 1 Year -15% Buffer	9	9	9	8.5	8.5	8.5	8.5	8.5	9	9	9
S&P 500 Dual Direction 5 Year -10% Buffer	700	700	700	700	700	700	700	700	700	700	700
S&P 500 Standard 1 Year -15% Buffer	13	13	13	13	13	12	12	12	13	14	14
NASDAQ 100 Dual Direction 5 Year -15% Buffer	105	105	105	105	105	105	105	105	100	100	100
MSCI EAFE Dual Step Up 1 Yr -15% Buffer	6.5	6.5	6.5	6.5	6.5	6.5	6.5	6.5	6.5	6.5	6.5
MSCI EAFE Standard 5 Year -15% Buffer	750	750	750	750	750	750	750	750	750	750	750
Russell 2000 Step Up 1 Year -15% Buffer	12.5	12.5	12.5	12.5	12.5	11.5	11.5	11.5	12.5	13	13
Russell 2000 Dual Direction 1 Year -20% Buffer	7.5	7.5	7.5	7.5	7.5	7	7	7	7.5	7.5	7.5
Russell 2000 Dual Direction 1 Year -15% Buffer	12	12	12	12	12	11.5	11.5	11.5	12	12.5	12.5
Russell 2000 Standard 5 Year -20% Buffer	500	500	500	500	500	500	500	500	500	500	500
Russell 2000 Dual Step Up 1 Yr -10% Buffer	11	11	11	11	11	10.5	10.5	10.5	11	11	11
S&P 500 Standard 1 Year -20% Buffer	11	11	11	11	11	10.5	10.5	10.5	11	11.5	11.5

	07/03/2025	07/17/2025	08/07/2025	08/21/2025	09/04/2025	09/18/2025	10/02/2025	10/16/2025	11/06/2025	11/20/2025	12/04/2025
MSCI EAFE Step Up 1 Yr -10% Buffer	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5	10	10	10
MSCI EAFE Step Up 5 Year -10% Buffer	45	45	45	45	45	45	45	45	45	45	45
S&P 500 Dual Direction 1 Year -15% Buffer	9.5	9.5	9.5	9.5	9.5	8.5	8.5	8.5	9.5	10	10
MSCI EAFE Standard 5 Year -20% Buffer	650	650	650	650	650	650	650	650	650	650	650
Russell 2000 Standard 5 Year -15% Buffer	750	750	750	750	750	750	750	750	750	750	750

	01/02/2025	01/16/2025	02/06/2025	02/20/2025	03/06/2025	03/20/2025	04/03/2025	04/17/2025	05/01/2025	05/15/2025	06/05/2025	06/18/2025
Russell 2000 Step Up 1 Yr -10% Buffer	14	14	14	14	14	15	15	17.5	17.5	16	14.5	14.5
Russell 2000 Standard 1 Year -40% Buffer	11	11	11	11	11	11	11	11.5	11.5	11.5	10.5	10.5
MSCI EAFE Dual Step Up 1 Yr -10% Buffer	8	8	8	8	8	8	8	10.7	10.7	8.7	7.7	7.7
MSCI EAFE Dual Direction 1 Year -20% Buffer	6	6	6	6	6	6	6	8	8	6	5	5
S&P 500 Dual Step Up 1 Yr -20% Buffer	6.5	6.5	6.5	6.5	6.5	7	7	8	8	7.5	7	7
NASDAQ 100 Step Up 1 Year -15% Buffer	11	11	11	11	11	12	12	13.6	13.6	13.5	12	12
Russell 2000 Dual Direction 5 Year -10% Buffer	300	300	300	300	300	300	300	300	300	300	300	300
MSCI EAFE Dual Direction 5 Year -15% Buffer	600	600	600	600	600	600	600	600	600	600	600	600
NASDAQ 100 Standard 1 Year -40% Buffer	10	10	10	10	10	10	10	10.5	10.5	10.5	9.5	9.5
S&P 500 Dual Direction 1 Year -20% Buffer	6.5	6.5	6.5	6.5	6.5	7	7	8	8	8	7.5	7.5
NASDAQ 100 Dual Direction 1 Year -15% Buffer	11	11	11	11	11	12	12	14	14	14	12.5	12.5
Russell 2000 Standard 1 Year -10% Buffer	23	23	23	23	23	24	24	26.5	26.5	26.5	24.5	24.5
Russell 2000 Step Up 5 Year -10% Buffer	50	50	50	50	50	50	50	50	50	50	50	50
MSCI EAFE Standard 5 Year -10% Buffer	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
S&P 500 Standard 5 Year -10% Buffer	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped

	01/02/2025	01/16/2025	02/06/2025	02/20/2025	03/06/2025	03/20/2025	04/03/2025	04/17/2025	05/01/2025	05/15/2025	06/05/2025	06/18/2025
NASDAQ 100 Dual Direction 1 Year -20% Buffer	7.5	7.5	7.5	7.5	7.5	8	8	9.5	9.5	9.5	8.5	8.5
NASDAQ 100 Standard 5 Year -20% Buffer	105	105	105	105	105	105	105	105	105	105	105	105
S&P 500 Step Up 1 Year -15% Buffer	9	9	9	9	9	10	10	12	12	11	10	10
S&P 500 Standard 1 Year -10% Buffer	15	15	15	15	15	16	16	18.5	18.5	18.5	17	17
Russell 2000 Dual Direction 5 Year -15% Buffer	200	200	200	200	200	200	200	200	200	200	200	200
S&P 500 Dual Step Up 1 Yr -10% Buffer	8.5	8.5	8.5	8.5	8.5	9.5	9.5	11.7	11.7	11	10	10
MSCI EAFE Standard 1 Year -10% Buffer	30	30	30	30	30	30	30	33	33	30	25	25
MSCI EM Standard 1 Year -15% Buffer	20	20	20	20	20	19	19	21	21	21	21	21
S&P 500 Step Up 5 Year -10% Buffer	45	45	45	45	45	45	45	45	45	45	45	45
NASDAQ 100 Standard 5 Year -15% Buffer	150	150	135	135	135	135	135	135	135	135	135	135
Russell 2000 Standard 1 Year -20% Buffer	15	15	15	15	15	16	16	18	18	17.5	16	16
MSCI EAFE Dual Direction 5 Year -10% Buffer	800	800	800	800	800	800	800	800	800	800	800	800
MSCI EAFE Standard 1 Year -15% Buffer	17	17	17	17	17	17	17	19	19	16.5	15	15
MSCI EAFE Dual Direction 1 Year -15% Buffer	9.5	9.5	9.5	9.5	9.5	9.5	9.5	11.5	11.5	9.5	8	8
NASDAQ 100 Dual Step Up 1 Yr -15% Buffer	8.2	8.2	8.2	8.2	8.2	9.2	9.2	10.6	10.6	10	9	9

	01/02/2025	01/16/2025	02/06/2025	02/20/2025	03/06/2025	03/20/2025	04/03/2025	04/17/2025	05/01/2025	05/15/2025	06/05/2025	06/18/2025
S&P 500 Dual Direction 5 Year -15% Buffer	500	500	125	125	125	125	125	125	125	125	125	125
NASDAQ 100 Standard 1 Year -10% Buffer	20	20	20	19.5	19.5	20.5	20.5	23.5	23.5	23.5	21.5	21.5
Russell 2000 Standard 1 Year -15% Buffer	18	18	18	18	18	19	19	21.5	21.5	21	19.5	19.5
NASDAQ 100 Dual Direction 5 Year -10% Buffer	180	180	150	150	150	150	150	150	150	150	150	150
NASDAQ 100 Step Up 5 Year -10% Buffer	50	50	50	50	50	50	50	50	50	50	50	50
S&P 500 Standard 5 Year -15% Buffer	750	750	750	750	750	750	750	750	750	750	750	750
MSCI EAFE Standard 1 Year -20% Buffer	14	14	14	14	14	14	14	16	16	13.5	12	12
NASDAQ 100 Dual Direction 1 Year -10% Buffer	16.5	16.5	16.5	16	16	17	17	20	20	20	18	18
S&P 500 Standard 5 Year -20% Buffer	500	500	125	125	125	125	125	125	125	125	125	125
NASDAQ 100 Step Up 1 Year -10% Buffer	12.5	12.5	12.5	12.5	12.5	13.5	13.5	15.7	15.7	15.5	14	14
Russell 2000 Dual Direction 1 Year -10% Buffer	18	18	18	18	18	19	19	22	22	22	19.5	19.5
NASDAQ 100 Standard 5 Year -10% Buffer	225	225	225	225	225	225	225	225	225	225	225	225
MSCI EAFE Standard 1 Year -40% Buffer	10	10	10	10	10	10	10	11	11	9	8	8
S&P 500 Dual Direction 5 Year -20% Buffer	80	80	80	80	80	80	80	80	80	80	80	80
Russell 2000 Dual Step Up 1 Yr -15% Buffer	8.5	8.5	8.5	8.5	8.5	9.5	9.5	11	11	10	9	9

	01/02/2025	01/16/2025	02/06/2025	02/20/2025	03/06/2025	03/20/2025	04/03/2025	04/17/2025	05/01/2025	05/15/2025	06/05/2025	06/18/2025
Russell 2000 Dual Direction 5 Year -20% Buffer	115	115	100	100	100	100	100	100	100	100	100	100
NASDAQ 100 Standard 1 Year -15% Buffer	16	16	16	16	16	17	17	19	19	19	17.5	17.5
S&P 500 Growth Multiplier 1 Year -0% Buffer	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
NASDAQ 100 Dual Direction 5 Year -20% Buffer	80	80	80	80	80	80	80	80	80	80	80	80
S&P 500 Dual Direction 1 Year -10% Buffer	12	12	12	12	12	13	13	15.5	15.5	15.5	14	14
S&P 500 Dual Step Up 1 Yr -15% Buffer	7.2	7.2	7.2	7.2	7.2	8.2	8.2	9.7	9.7	9	8	8
S&P 500 Standard 1 Year -40% Buffer	8.5	8.5	8.5	8.5	8.5	9	9	9.5	9.5	9.5	9	9
MSCI EAFE Dual Direction 5 Year -20% Buffer	400	400	400	400	400	400	400	400	400	400	400	400
MSCI EAFE Dual Step Up 1 Yr -20% Buffer	6	6	6	6	6	6	6	7.5	7.5	5.5	5	5
MSCI EM Standard 1 Year -10% Buffer	28	28	28	28	28	27	27	28.5	28.5	30.5	28.5	28.5
Russell 2000 Standard 5 Year -10% Buffer	350	350	350	350	350	350	350	350	350	350	350	350
S&P 500 Step Up 1 Yr -10% Buffer	10	10	10	10	10	11	11	14	14	13	11.5	11.5
NASDAQ 100 Dual Step Up 1 Yr -20% Buffer	7	7	7	7	7	7.5	7.5	8.7	8.7	8.5	8	8
S&P 500 Growth Multiplier 5 Year -0% Buffer	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
NASDAQ 100 Standard 1 Year -20% Buffer	13.5	13.5	13.5	13.5	13.5	14.5	14.5	15.5	15.5	15.5	14	14

	01/02/2025	01/16/2025	02/06/2025	02/20/2025	03/06/2025	03/20/2025	04/03/2025	04/17/2025	05/01/2025	05/15/2025	06/05/2025	06/18/2025
Russell 2000 Dual Step Up 1 Yr -20% Buffer	7.2	7.2	7.2	7.2	7.2	7.7	7.7	9.2	9.2	8.5	8	8
NASDAQ 100 Dual Step Up 1 Yr -10% Buffer	10	10	10	10	10	11	11	13.2	13.2	12.5	11.5	11.5
MSCI EAFE Dual Direction 1 Year -10% Buffer	16.5	16.5	16.5	16.5	16.5	16.5	16.5	19.5	19.5	17.5	15	15
MSCI EAFE Step Up 1 Year -15% Buffer	9	9	9	9	9	9	9	11	11	9	7.5	7.5
S&P 500 Dual Direction 5 Year -10% Buffer	700	700	700	700	700	700	700	700	700	700	700	700
S&P 500 Standard 1 Year -15% Buffer	12.5	12.5	12.5	12.5	12.5	13.5	13.5	15	15	15	13.5	13.5
NASDAQ 100 Dual Direction 5 Year -15% Buffer	105	105	105	105	105	105	105	105	105	105	105	105
MSCI EAFE Dual Step Up 1 Yr -15% Buffer	6.8	6.8	6.8	6.8	6.8	6.8	6.8	8.8	8.8	6.8	5.8	5.8
MSCI EAFE Standard 5 Year -15% Buffer	750	750	750	750	750	750	750	750	750	750	750	750
Russell 2000 Step Up 1 Year -15% Buffer	12.2	12.2	12.2	12.2	12.2	13.2	13.2	15.2	15.2	14	12.5	12.5
Russell 2000 Dual Direction 1 Year -20% Buffer	7.5	7.5	7.5	7.5	7.5	8	8	10.5	10.5	9.5	8.5	8.5
Russell 2000 Dual Direction 1 Year -15% Buffer	11.5	11.5	11.5	11.5	11.5	12.5	12.5	16	16	14.5	12.5	12.5
Russell 2000 Standard 5 Year -20% Buffer	155	155	155	155	155	155	155	155	155	155	155	155
Russell 2000 Dual Step Up 1 Yr -10% Buffer	10.8	10.8	10.8	10.8	10.8	11.8	11.8	13.8	13.8	12.5	11.5	11.5
S&P 500 Standard 1 Year -20% Buffer	11	11	11	11	11	12	12	13	13	13	12	12

	01/02/2025	01/16/2025	02/06/2025	02/20/2025	03/06/2025	03/20/2025	04/03/2025	04/17/2025	05/01/2025	05/15/2025	06/05/2025	06/18/2025
MSCI EAFE Step Up 1 Yr -10% Buffer	10.3	10.3	10.3	10.3	10.3	10.3	10.3	13.3	13.3	11.3	9.8	9.8
MSCI EAFE Step Up 5 Year -10% Buffer	45	45	45	45	45	45	45	45	45	45	45	45
S&P 500 Dual Direction 1 Year -15% Buffer	9	9	9	9	9	10	10	11.5	11.5	11.5	10	10
MSCI EAFE Standard 5 Year -20% Buffer	650	650	650	650	650	650	650	650	650	650	650	650
Russell 2000 Standard 5 Year -15% Buffer	215	215	215	215	215	215	215	215	215	215	215	215

	07/03/2025	07/17/2025	08/07/2025	08/21/2025	09/04/2025	09/18/2025	10/02/2025	10/16/2025	11/06/2025	11/20/2025	12/04/2025
Russell 2000 Step Up 1 Yr -10% Buffer	14.5	14.5	14.5	14.5	14.5	14.5	14.5	14.5	14.5	14.5	14.5
Russell 2000 Standard 1 Year -40% Buffer	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5
MSCI EAFE Dual Step Up 1 Yr -10% Buffer	7.7	7.7	7.7	7.7	7.7	7.7	7.7	7.7	7.7	7.7	7.7
MSCI EAFE Dual Direction 1 Year -20% Buffer	5	5	5	5	5	5	5	5	5	5	5
S&P 500 Dual Step Up 1 Yr -20% Buffer	7	7	7	6.5	6.5	6.5	6.5	6.5	6.5	6.5	6.5
NASDAQ 100 Step Up 1 Year -15% Buffer	11.5	11.5	11.5	11	11	11	11	11	11	11	11
Russell 2000 Dual Direction 5 Year -10% Buffer	300	300	300	300	300	300	300	300	300	300	300
MSCI EAFE Dual Direction 5 Year -15% Buffer	600	600	600	600	600	600	600	600	600	600	600
NASDAQ 100 Standard 1 Year -40% Buffer	9	9	9	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5
S&P 500 Dual Direction 1 Year -20% Buffer	7	7	7	6.5	6.5	6.5	6.5	6.5	6.5	6.5	6.5
NASDAQ 100 Dual Direction 1 Year -15% Buffer	11.5	11.5	11.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5
Russell 2000 Standard 1 Year -10% Buffer	24.5	24.5	24.5	24.5	24.5	24	24	24	24.5	24.5	24.5
Russell 2000 Step Up 5 Year -10% Buffer	50	50	50	50	50	50	50	50	50	50	50
MSCI EAFE Standard 5 Year -10% Buffer	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
S&P 500 Standard 5 Year -10% Buffer	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped

	07/03/2025	07/17/2025	08/07/2025	08/21/2025	09/04/2025	09/18/2025	10/02/2025	10/16/2025	11/06/2025	11/20/2025	12/04/2025
NASDAQ 100 Dual Direction 1 Year -20% Buffer	8	8	8	8	8	8	8	8	8	8	8
NASDAQ 100 Standard 5 Year -20% Buffer	105	105	105	105	105	105	105	105	105	105	105
S&P 500 Step Up 1 Year -15% Buffer	10	10	10	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5
S&P 500 Standard 1 Year -10% Buffer	17	17	17	16.5	16.5	16	16	16	16.5	16.5	16.5
Russell 2000 Dual Direction 5 Year -15% Buffer	200	200	200	200	200	200	200	200	200	200	200
S&P 500 Dual Step Up 1 Yr -10% Buffer	9.5	9.5	9.5	9	9	9	9	9	9.5	9.5	9.5
MSCI EAFE Standard 1 Year -10% Buffer	25	25	25	25	25	25	25	25	25	25	25
MSCI EM Standard 1 Year -15% Buffer	21	21	21	19.5	19.5	19.5	19.5	19.5	18.5	18.5	18.5
S&P 500 Step Up 5 Year -10% Buffer	45	45	45	45	45	45	45	45	45	45	45
NASDAQ 100 Standard 5 Year -15% Buffer	135	135	135	135	135	135	135	135	135	135	135
Russell 2000 Standard 1 Year -20% Buffer	16	16	16	16	16	16	16	16	16	16	16
MSCI EAFE Dual Direction 5 Year -10% Buffer	800	800	800	800	800	800	800	800	800	800	800
MSCI EAFE Standard 1 Year -15% Buffer	15	15	15	15	15	15	15	15	15	15	15
MSCI EAFE Dual Direction 1 Year -15% Buffer	8	8	8	8	8	8	8	8	8	8	8
NASDAQ 100 Dual Step Up 1 Yr -15% Buffer	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5

	07/03/2025	07/17/2025	08/07/2025	08/21/2025	09/04/2025	09/18/2025	10/02/2025	10/16/2025	11/06/2025	11/20/2025	12/04/2025
S&P 500 Dual Direction 5 Year -15% Buffer	125	125	125	125	125	125	125	125	125	125	125
NASDAQ 100 Standard 1 Year -10% Buffer	20.5	20.5	20.5	19	19	18	18	18	18.5	18.5	18.5
Russell 2000 Standard 1 Year -15% Buffer	19	19	19	19	19	19	19	19	19	19	19
NASDAQ 100 Dual Direction 5 Year -10% Buffer	150	150	150	150	150	150	150	150	150	150	150
NASDAQ 100 Step Up 5 Year -10% Buffer	50	50	50	50	50	50	50	50	50	50	50
S&P 500 Standard 5 Year -15% Buffer	750	750	750	750	750	750	750	750	750	750	750
MSCI EAFE Standard 1 Year -20% Buffer	12	12	12	12	12	12	12	12	12	12	12
NASDAQ 100 Dual Direction 1 Year -10% Buffer	17	17	17	15.5	15.5	15.5	15.5	15.5	16	16	16
S&P 500 Standard 5 Year -20% Buffer	125	125	125	125	125	125	125	125	125	125	125
NASDAQ 100 Step Up 1 Year -10% Buffer	13	13	13	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5
Russell 2000 Dual Direction 1 Year -10% Buffer	19.5	19.5	19.5	19.5	19.5	19.5	19.5	19.5	19.5	19.5	19.5
NASDAQ 100 Standard 5 Year -10% Buffer	225	225	225	225	225	225	225	225	225	225	225
MSCI EAFE Standard 1 Year -40% Buffer	8	8	8	8	8	8	8	8	8	8	8
S&P 500 Dual Direction 5 Year -20% Buffer	80	80	80	80	80	80	80	80	80	80	80
Russell 2000 Dual Step Up 1 Yr -15% Buffer	9	9	9	9	9	9	9	9	9	9	9

	07/03/2025	07/17/2025	08/07/2025	08/21/2025	09/04/2025	09/18/2025	10/02/2025	10/16/2025	11/06/2025	11/20/2025	12/04/2025
Russell 2000 Dual Direction 5 Year -20% Buffer	100	100	100	100	100	100	100	100	100	100	100
NASDAQ 100 Standard 1 Year -15% Buffer	16.5	16.5	16.5	15	15	15	15	15	15	15	15
S&P 500 Growth Multiplier 1 Year -0% Buffer	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
NASDAQ 100 Dual Direction 5 Year -20% Buffer	80	80	80	80	80	80	80	80	80	80	80
S&P 500 Dual Direction 1 Year -10% Buffer	13	13	13	13	13	13	13	13	13.5	13.5	13.5
S&P 500 Dual Step Up 1 Yr -15% Buffer	8	8	8	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5
S&P 500 Standard 1 Year -40% Buffer	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5
MSCI EAFE Dual Direction 5 Year -20% Buffer	400	400	400	400	400	400	400	400	400	400	400
MSCI EAFE Dual Step Up 1 Yr -20% Buffer	5	5	5	5	5	5	5	5	5	5	5
MSCI EM Standard 1 Year -10% Buffer	28.5	28.5	28.5	27.5	27.5	27.5	27.5	27.5	25.5	25.5	25.5
Russell 2000 Standard 5 Year -10% Buffer	350	350	350	350	350	350	350	350	350	350	350
S&P 500 Step Up 1 Yr -10% Buffer	11	11	11	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5
NASDAQ 100 Dual Step Up 1 Yr -20% Buffer	7.5	7.5	7.5	7	7	7	7	7	7	7	7
S&P 500 Growth Multiplier 5 Year -0% Buffer	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
NASDAQ 100 Standard 1 Year -20% Buffer	13.5	13.5	13.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5

	07/03/2025	07/17/2025	08/07/2025	08/21/2025	09/04/2025	09/18/2025	10/02/2025	10/16/2025	11/06/2025	11/20/2025	12/04/2025
Russell 2000 Dual Step Up 1 Yr -20% Buffer	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5
NASDAQ 100 Dual Step Up 1 Yr -10% Buffer	10.5	10.5	10.5	10	10	10	10	10	10.5	10.5	10.5
MSCI EAFE Dual Direction 1 Year -10% Buffer	15	15	15	15	15	15	15	15	15	15	15
MSCI EAFE Step Up 1 Year -15% Buffer	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5
S&P 500 Dual Direction 5 Year -10% Buffer	700	700	700	700	700	700	700	700	700	700	700
S&P 500 Standard 1 Year -15% Buffer	13	13	13	13	13	13	13	13	13	13	13
NASDAQ 100 Dual Direction 5 Year -15% Buffer	105	105	105	105	105	105	105	105	105	105	105
MSCI EAFE Dual Step Up 1 Yr -15% Buffer	5.8	5.8	5.8	5.8	5.8	5.8	5.8	5.8	5.8	5.8	5.8
MSCI EAFE Standard 5 Year -15% Buffer	750	750	750	750	750	750	750	750	750	750	750
Russell 2000 Step Up 1 Year -15% Buffer	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5
Russell 2000 Dual Direction 1 Year -20% Buffer	8	8	8	8	8	8	8	8	8	8	8
Russell 2000 Dual Direction 1 Year -15% Buffer	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	13	13	13
Russell 2000 Standard 5 Year -20% Buffer	155	155	155	155	155	155	155	155	155	155	155
Russell 2000 Dual Step Up 1 Yr -10% Buffer	11	11	11	11	11	11	11	11	11.5	11.5	11.5
S&P 500 Standard 1 Year -20% Buffer	11	11	11	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5

	07/03/2025	07/17/2025	08/07/2025	08/21/2025	09/04/2025	09/18/2025	10/02/2025	10/16/2025	11/06/2025	11/20/2025	12/04/2025
MSCI EAFE Step Up 1 Yr -10% Buffer	9.8	9.8	9.8	9.8	9.8	9.8	9.8	9.8	9.8	9.8	9.8
MSCI EAFE Step Up 5 Year -10% Buffer	45	45	45	45	45	45	45	45	45	45	45
S&P 500 Dual Direction 1 Year -15% Buffer	9.5	9.5	9.5	9	9	9	9	9	9	9	9
MSCI EAFE Standard 5 Year -20% Buffer	650	650	650	650	650	650	650	650	650	650	650
Russell 2000 Standard 5 Year -15% Buffer	215	215	215	215	215	215	215	215	215	215	215